Unaudited Condensed Consolidated Statements of Cash Flows - USD ($)	9 Months Ended			12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Cash Flows from Operating Activities:
Net income	$ 1,196,990	$ 395,988	$ (544,224)	$ 2,041,984
Adjustments to reconcile net income (loss) to net cash used in operating activities:
Income from investments held in Trust Account	(7,719,842)	(1,731,894)	(895)	(4,187,504)
Other income attributable to derecognition of deferred underwriting fee allocated to offering costs	(205,275)
Advance from related party	300,000
Changes in operating assets and liabilities:
Prepaid expenses	205,408	238,026	(613,972)	329,567
Accounts payable	334,139	(925,282)	667,694	(880,791)
Accrued expenses	4,525,994	212,879	339,202	250,114
Income tax payable	(567,254)	297,200		802,367
Franchise tax payable	(2,289)	(66,310)	152,195	(79,906)
Net cash used in operating activities	(1,932,129)	(1,579,393)		(1,724,169)
Cash Flows from Investing Activities:
Investment income released from Trust Account to pay for taxes	2,138,365			167,553
Cash withdrawn for redemptions	188,132,132
Extension payments deposited in Trust Account	(1,200,000)
Cash deposited in Trust Account			(290,375,000)
Net cash provided by investing activities	189,070,497		(290,375,000)	167,553
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross			287,500,000
Proceeds received from private placement			11,125,000
Repayment of note payable to related party			(115,398)
Offering costs paid			(5,290,000)
Redemption of common stock	(188,132,132)
Net cash used in financing activities	(188,132,132)		293,219,602
Net decrease in cash	(993,764)	(1,579,393)	2,844,602	(1,556,616)
Cash – beginning of the period	1,287,986	2,844,602		2,844,602
Cash – end of the period	294,222	1,265,209	2,844,602	1,287,986
Supplemental disclosure of noncash activities:
Deferred offering costs paid by Sponsor in exchange for issuance of Class B common stock			25,000
Deferred offering costs included in accounts payable			480,394
Deferred offering costs included in accrued expenses			71,175
Deferred offering costs paid by Sponsor under promissory note			115,398
Deferred underwriting commissions			10,062,500
Remeasurement of Class A common stock subject to possible redemption	7,357,845	1,018,037	$ 37,165,333	$ 2,918,429
Excise tax payable attributable to redemption of common stock	1,881,321
Reversal of transaction costs incurred in connection with IPO	$ 4,025,000